Fair Values of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Values of Financial Instruments
Fair Value of Financial Instruments
The Company’s financial instruments include cash and cash equivalents, certificates of deposit, accounts receivable, accounts payable and long-term debt. The Company’s available cash balances are invested on a short-term basis (generally overnight) and, accordingly, are not subject to significant risks associated with changes in interest rates. All of the Company’s cash flows are derived from operations within the United States and are not subject to market risk associated with changes in foreign exchanges rates. The carrying amounts of the Company’s cash and cash equivalents, certificates of deposit, accounts receivable and accounts payable reported in the consolidated balance sheets as of March 31, 2013 and December 31, 2012 are deemed to approximate fair value because of their liquidity and short-term nature.
The fair value of the Company’s 10.5% Senior Secured Notes due 2017 (the “Notes”) was $146,990 and $137,567 at March 31, 2013 and December 31, 2012, respectively, which was based on the most recent publicly quoted prices of the Notes as of such dates. These are considered to be Level 1 inputs.

Fair Values of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, certificates of deposit, investments in U.S. Treasury notes, trade accounts receivable, accounts payable, revolving credit facility and long-term debt. The Company’s available cash balances are invested on a short-term basis (generally overnight) and, accordingly, are not subject to significant risks associated with changes in interest rates. All of the Company’s cash flows are derived from operations within the United States and are not subject to market risk associated with changes in foreign exchanges rates. The carrying amounts of the Company’s cash and cash equivalents, certificates of deposit, trade accounts receivable and accounts payable reported in the consolidated balance sheets as of December 31, 2012 and 2011 are deemed to approximate fair value because of their liquidity and short-term nature. The carrying amounts of the Company’s investments in U.S. Treasury notes were recorded at their fair value of $13,567 at December 31, 2011, which was based on the publicly quoted market price. The Company had no investments as of December 31, 2012.

As of December 31, 2011, the fair value of the debt outstanding under the Company’s revolving credit facility approximated its carrying value of $17,122, due to its variable market-based interest rate and short term nature. The fair value of the Company’s Old Notes at December 31, 2011 was $240,000, which was based on the publicly quoted closing price of the notes on that date. The fair value of the Company’s New Notes at December 31, 2012 was $137,567, which was based on publicly quoted prices of the notes on that date. These are considered to be Level 1 inputs.